SHARE CAPITAL (Narrative) (Details)	1 Months Ended														12 Months Ended
	Jul. 31, 2019 $ / shares shares	Jul. 31, 2019 $ / shares shares	Jun. 30, 2019 $ / shares shares	Jun. 30, 2019 $ / shares shares	May 31, 2019 CAD ($) $ / shares shares	May 31, 2019 USD ($) shares	Oct. 31, 2018 CAD ($) $ / shares shares	Oct. 31, 2018 USD ($) shares	Jun. 30, 2018 CAD ($) $ / shares shares	Jun. 30, 2018 USD ($) shares	Nov. 30, 2017 CAD ($) $ / shares shares	Nov. 30, 2017 USD ($) shares	May 31, 2014 $ / shares shares	May 31, 2014 $ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2019 $ / shares shares	Sep. 30, 2017 shares	Aug. 31, 2017 shares
Stockholders Equity Note [Line Items]
Common stock, shares authorized															500,000,000		500,000,000		500,000,000
Common stock, par value (in dollars per share) | $ / shares																	$ 0.0008		$ 0.0008
Common stock, shares outstanding															38,906,742		33,906,742		38,906,742	11,906,742	95,253,840
Common stock, shares issued															38,906,742		33,906,742		38,906,742
Stock Issued During Period Under Private Placement					5,000,000	5,000,000	4,000,000	4,000,000			10,000,000	10,000,000
Shares Issued, Price Per Share | $ / shares					$ 0.05		$ 0.05				$ 0.05
Proceeds from Issuance of Private Placement					$ 250,000	$ 187,125	$ 200,000	$ 153,551			$ 500,000	$ 392,700
Warrant Entitling to Purchase Common Stock Price per Share | $ / shares											$ 0.075
Warrant Entitling to Purchase Common Share Period											2 years	2 years
Units to be purchased											2,500,000	2,500,000
Number of Options, Granted	40,000	40,000											210,000	210,000		1,040,000
Weighted Average Exercise Price | (per share)	$ 0.065	$ 0.05											$ 1.20	$ 1.12	$ 0.065
Contractual Life	5 years	5 years											5 years	5 years
Options Vesting Rate													25.00%	25.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum																1.40%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum																1.53%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum																119.33%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum																119.56%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term																5 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Payments | $
Share-based Compensation | $																41,227
Unrecognized Stock Based Compensation Expense | $
Number of warrants issuable											5,000,000						5,000,000
Warrant exercise price | $ / shares											$ 0.075
Weighted average number of basic and diluted common shares outstanding																37,153,317	26,783,454	13,221,798
Purchase Warrant [Member]
Stockholders Equity Note [Line Items]
Anti-dilutive shares																	5,000,000	5,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price | $ / shares															$ 0.075
Stock Options [Member]
Stockholders Equity Note [Line Items]
Anti-dilutive shares																1,040,000	93,750	156,250
Chief Executive Officer [Member]
Stockholders Equity Note [Line Items]
Stock Issued During Period Under Private Placement					3,000,000	3,000,000			8,000,000	8,000,000
Shares Issued, Price Per Share | $ / shares									$ 0.05
Proceeds from Issuance of Private Placement									$ 400,000	$ 301,500
Directors And Officers [Member]
Stockholders Equity Note [Line Items]
Stock Issued During Period Under Private Placement							3,075,000	3,075,000
Number of Options, Granted			1,000,000	1,000,000
Weighted Average Exercise Price | (per share)			$ 0.065	$ 0.05
Contractual Life			5 years	5 years